Debt and Financing Arrangements (Tables)	12 Months Ended
Apr. 30, 2015
Debt and Financing Arrangements [Abstract]
Long-term debt

	April 30, 2015		April 30, 2014
	Principal Outstanding	Carrying Amount	Principal Outstanding	Carrying Amount
4.78% Senior Notes due June 1, 2014	$—	$—	$100.0	$100.0
6.12% Senior Notes due November 1, 2015	—	—	24.0	24.0
6.63% Senior Notes due November 1, 2018	—	—	376.0	391.4
3.50% Senior Notes due October 15, 2021	750.0	796.0	750.0	758.8
5.55% Senior Notes due April 1, 2022	—	—	300.0	299.2
4.50% Senior Notes due June 1, 2025	—	—	400.0	399.7
1.75% Senior Notes due March 15, 2018	500.0	496.9	—	—
2.50% Senior Notes due March 15, 2020	500.0	494.3	—	—
3.00% Senior Notes due March 15, 2022	400.0	395.3	—	—
3.50% Senior Notes due March 15, 2025	1,000.0	991.9	—	—
4.25% Senior Notes due March 15, 2035	650.0	641.8	—	—
4.38% Senior Notes due March 15, 2045	600.0	583.8	—	—
Term Loan Credit Agreement due March 23, 2020	1,550.0	1,544.9	—	—

Total long-term debt	$5,950.0	$5,944.9	$1,950.0	$1,973.1
Current portion of long-term debt	—	—	100.0	100.0

Total long-term debt, less current portion	$5,950.0	$5,944.9	$1,850.0	$1,873.1